Organization and Principal Activities (Tables)	12 Months Ended
Dec. 31, 2019
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Details of Zhengxing Wheel's Subsidiaries	Details of Zhengxing Wheel’s subsidiaries as of December 31, 2018 and 2019 are as follows:

Name of company	Place and date of establishment and operation	Attributable equity interests directly held by Zhengxing Wheel at December 31,
		2018	2019
Zhengxing Group Benxi Wheel Co., Ltd.	The PRC July 13, 2004	100%	100%
Zhengxing Group Chengdu Wheel Co., Ltd. (“Zhengxing Chengdu”)	The PRC July 30, 2004	100%	100%
Zhengxing Group Langfang Wheel Co., Ltd. (“ZhengxingLangfang”)	The PRC January 21, 2005	100%	100%
Zhengxing Group Hefei Wheel Co., Ltd. (“Zhengxing Hefei”)	The PRC June 9, 2005	100%	100%
Hua’an Zhengxing Wheel Co., Ltd.	The PRC November 19, 2010	100%	100%